Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin High Income Trust
Entity Central Index Key	0000002768
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Class A
Trading Symbol	FHQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.83%
[1]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin High Income Fund returned 7.03%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	7.03	5.77	6.01
Class A (with sales charge)	3.01	4.96	5.60
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,854,407,780
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 12,579,689
Investment Company Portfolio Turnover	39.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Class A1
Trading Symbol	FHAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.73%
[4]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A1 shares of Franklin High Income Fund returned 7.05%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A1	7.05	5.80	6.15
Class A1 (with sales charge)	2.97	5.00	5.74
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,854,407,780
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 12,579,689
Investment Company Portfolio Turnover	39.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[5],[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Class C
Trading Symbol	FCHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$127	1.23%
[7]
Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin High Income Fund returned 6.36%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	6.36	5.27	5.57
Class C (with sales charge)	5.36	5.27	5.57
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,854,407,780
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 12,579,689
Investment Company Portfolio Turnover	39.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[8],[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Class R
Trading Symbol	FHIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$111	1.08%
[10]
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin High Income Fund returned 6.46%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	6.46	5.50	5.75
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,854,407,780
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 12,579,689
Investment Company Portfolio Turnover	39.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Class R6
Trading Symbol	FHRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.50%
[13]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin High Income Fund returned 7.32%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	7.32	6.09	6.39
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,854,407,780
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 12,579,689
Investment Company Portfolio Turnover	39.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[14],[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Advisor Class
Trading Symbol	FVHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$60	0.58%
[16]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin High Income Fund returned 7.21%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection in:
↑	Health care
↑	Technology
↑	Finance

Top detractors from performance:
Security selection in:
↓	Media non-cable
↓	Wired communications
↓	Metals and mining

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	7.21	5.96	6.31
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Constrained Index	7.23	5.54	6.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,854,407,780
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 12,579,689
Investment Company Portfolio Turnover	39.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,854,407,780
Total Number of Portfolio Holdings	353
Total Management Fee Paid	$12,579,689
Portfolio Turnover Rate	39.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition*,† (% of Total Investments)	[17],[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
†	Certain categories may represent less than 0.1%.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Certain categories may represent less than 0.1%.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	Certain categories may represent less than 0.1%.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
†	Certain categories may represent less than 0.1%.